Note 26 - Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Note 26 - Segment and Geographic Information (Tables) [Line Items]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
	Years ended December 31,
	2013	2014	2015

Commodities brokerage services revenues	$30,124,245	$60,091,117	$79,702,654
Financial information and advisory services revenues	11,122,400	10,355,732	17,205,459
Advertising revenue	6,799,109	8,160,310	7,023,399
Hong Kong brokerage services revenues	3,404,767	4,610,516	3,149,063
Others	1,287,556	478,210	324,191
Total revenue from external customers..	$52,738,077	$83,695,885	$107,404,766

Three Operating Segments [Member]
Note 26 - Segment and Geographic Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated

Net revenues	$113,720,922	$27,236,753	$3,149,063	$144,106,738
Less: intersegment sales	(34,018,268)	(2,683,704)	-	(36,701,972)
Net revenues from external customer	79,702,654	24,553,049	3,149,063	107,404,766

Cost of revenues	4,975,361	14,321,339	1,181,538	20,478,238
Less: intersegment cost of revenues	-	(739,501)	-	(739,501)
Cost of revenues after elimination	4,975,361	13,581,838	1,181,538	19,738,737

Operating expenses:
General and administrative	4,026,984	11,148,924	2,978,161	18,154,069
Product development	2,549,731	8,188,718	-	10,738,449
Sales and marketing	69,674,657	12,139,100	566,396	82,380,153
Loss from impairment of intangible assets	250,360	-	-	250,360

Total segments operating expenses	76,501,732	31,476,742	3,544,557	111,523,031
Less: intersegment operating expenses	(35,907,706)	(47,620)	(110,721)	(36,066,047)
Total operating expenses.	40,594,026	31,429,122	3,433,836	75,456,984

Government subsidies	251,828	-	-	251,828
Income (loss) from operations	$34,385,095	$(20,457,911)	$(1,466,311)	$12,460,873

Total segments assets.	$109,286,634	$179,706,230	$47,011,111	$336,003,975
Less: intersegment assets	(51,101,320)	(122,077,495)	(18,760,003)	(191,938,818)
Total assets.	$58,185,314	$57,628,735	$28,251,108	$144,065,157
	Commodities brokerage services	Subscription services and other related Services	Hong Kong brokerage services	Consolidated

Net revenues	$80,943,201	$25,250,486	$4,610,516	$110,804,203
Less: intersegment sales	(20,852,084)	(6,256,234)	-	(27,108,318)
Net revenues from external customer	60,091,117	18,994,252	4,610,516	83,695,885

Cost of revenues	10,526,980	8,091,595	1,731,651	20,350,226
Less: intersegment cost of revenues	-	2,503	-	2,503
Cost of revenues after elimination	10,526,980	8,094,098	1,731,651	20,352,729

Operating expenses:
General and administrative	8,320,540	19,544,999	2,655,925	30,521,464
Product development	2,460,048	13,567,759	-	16,027,807
Sales and marketing	52,371,135	12,845,724	586,015	65,802,874
Loss from impairment of intangible assets	-	1,802,125	-	1,802,125
Loss from impairment of goodwill	-	8,149,525	-	8,149,525

Total segments operating expenses	63,151,723	55,910,132	3,241,940	122,303,795
Less: intersegment operating expenses	(24,533,694)	(15,199,246)	(117,740)	(39,850,680)
Total operating expenses.	38,618,029	40,710,886	3,124,200	82,453,115

Government subsidies	655,437	3,980	-	659,417
Income (loss) from operations	$11,601,545	$(29,806,752)	$(245,335)	$(18,450,542)

Total segments assets.	$62,272,231	$171,870,606	$52,776,273	$286,919,110
Less: intersegment assets	(26,824,659)	(127,444,636)	(18,746,458)	(173,015,752)
Total assets.	$35,447,572	$44,425,970	$34,029,815	$113,903,358
	Commodities brokerage services	Subscription services and other related Services	Hong Kong brokerage services	Consolidated

Net revenues	$30,124,245	$21,656,482	$3,404,767	$55,185,494
Less: intersegment sales		(2,447,417)		(2,447,417)
Net revenues from external customer	30,124,245	19,209,065	3,404,767	52,738,077

Cost of revenues	2,613,287	7,018,379	938,404	10,570,070

Operating expenses:
General and administrative	1,087,048	10,831,336	3,291,718	15,210,102
Product development	784,083	8,248,244	-	9,032,327
Sales and marketing	22,015,190	10,429,389	591,074	33,035,653
Total segments operating expenses	23,886,321	29,508,969	3,882,792	57,278,082
Less: intersegment operating expenses	(2,447,417)			(2,447,417)
Total operating expenses	21,438,904	29,508,969	3,882,792	54,830,665

Government subsidies	-	11,187	-	11,187
Income (loss) from operations	$6,072,054	$(17,307,096)	$(1,416,429)	$(12,651,471)

Total segments assets	27,791,654	80,844,211	31,893,233	140,529,098
Less: intersegment balances	-	(7,036,363)	-	(7,036,363)
Total assets	$27,791,654	$73,807,848	$31,893,233	$133,492,735